Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Wellington Fund
Entity Central Index Key	0000105563
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000012164 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Wellington™ Fund
Class Name	Admiral™ Shares
Trading Symbol	VWENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended November 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  In the stock portion of the Fund’s portfolio, strong selection in industrials, communication services, real estate, and information technology contributed to relative performance and more than offset positions that detracted, such as an allocation to cash, selection in health care, and an overweight allocation to financials.
  The portfolio’s credit spread duration, which measures bond prices’ sensitivity to changes in their credit spreads, was the primary reason the bond portion of the Fund’s portfolio detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2015, Through November 30, 2025
Initial Investment of $50,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	14.48%	9.86%	9.96%
Wellington Composite Index	11.84%	9.77%	10.49%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	1.99%
Dow Jones U.S. Total Stock Market Float Adjusted Index	13.53%	14.07%	13.98%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 122,290,000,000
Holdings Count | Holding	1,636
Advisory Fees Paid, Amount	$ 73,053,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of November 30, 2025)
Fund Net Assets (in millions)	$122,290
Number of Portfolio Holdings	1,636
Portfolio Turnover Rate	62%
Total Investment Advisory Fees (in thousands)	$73,053

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of November 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	66.1%
Corporate Bonds	21.7%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.2%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000012163 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Wellington™ Fund
Class Name	Investor Shares
Trading Symbol	VWELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended November 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  In the stock portion of the Fund’s portfolio, strong selection in industrials, communication services, real estate, and information technology contributed to relative performance and more than offset positions that detracted, such as an allocation to cash, selection in health care, and an overweight allocation to financials.
  The portfolio’s credit spread duration, which measures bond prices’ sensitivity to changes in their credit spreads, was the primary reason the bond portion of the Fund’s portfolio detracted from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2015, Through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.37%	9.77%	9.87%
Wellington Composite Index	11.84%	9.77%	10.49%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	1.99%
Dow Jones U.S. Total Stock Market Float Adjusted Index	13.53%	14.07%	13.98%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 122,290,000,000
Holdings Count | Holding	1,636
Advisory Fees Paid, Amount	$ 73,053,000
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of November 30, 2025)
Fund Net Assets (in millions)	$122,290
Number of Portfolio Holdings	1,636
Portfolio Turnover Rate	62%
Total Investment Advisory Fees (in thousands)	$73,053

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of November 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	66.1%
Corporate Bonds	21.7%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.2%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.